Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Q2) (Details) - Level 3 - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 246,500		$ 6,573,100	$ 6,573,100	$ 0
Change in fair value					(6,326,600)	(3,707,810)
Ending balance					246,500	6,573,100
Working Capital Loan Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		0		0	0
Initial fair value of Working Capital Loan Option					7,885
Change in fair value					(7,885)
Ending balance	$ 0				0	0
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,191,368	246,500	$ 3,626,700	6,573,100	6,573,100	0
Change in fair value	(286,750)	944,868	(2,969,400)	(2,946,400)	(6,326,600)	(4,368,130)
Ending balance	$ 904,618	$ 1,191,368	$ 657,300	$ 3,626,700	$ 246,500	$ 6,573,100